July 11, 2016

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Diamond Hill Funds (the “Registrant”), File Nos. 333-22075 and 811-08061

Dear Sir/Madam:

On behalf of Registrant, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 53 to the Trust’s Registration Statement (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) to register shares for public offering of the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund (together, the “Funds”), under the Securities Act of 1933, as amended. Previously, on June 20, 2016, the Funds registered under the Investment Company Act of 1940, as amended (Accession Number: 0001193125-16-626585).

If you have any questions, please contact the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com  Fax: 614.469.3361  Phone: 614.469.3297